BUSINESS AND CREDIT CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
BUSINESS AND CREDIT CONCENTRATIONS
(21)	BUSINESS AND CREDIT CONCENTRATIONS

The Company operates in the fashion apparel industry and generates all of its sales in the PRC. The fashion apparel industry is impacted by the general economy. Changes in the marketplace would significantly affect management’s estimates and the Company’s performance.

The Company had distribution agreements in effect with 11 distributors at December 31, 2011, and with 12 distributors at December 31, 2010. The Company had the following concentrations of business with each distributor constituting greater than 10% of the Company’s sales:

	Year Ended December 31,
	2011	2010
Distributors
Distributor A	18.38%	16.29%
Distributor B	11.32%	13.10%
Distributor C	11.19%	* %
Distributor D	10.98%	12.53%

The Company’s concentrations of accounts receivable by distributors constituting greater than 10% of the Company's accounts receivable were as follows:
	December 31,
	2011	2010
Distributors
Distributor A	23.23%	17.45%
Distributor B	15.70%	* %
Distributor C	13.15%	13.54%
Distributor D	10.13%	12.36%

The Company had the following concentrations of business with each vendor constituting greater than 10% of the Company’s purchases:

	Year Ended December 31,
	2011	2010
Vendors
Vendor A	14.48%	*
Vendor B	10.80%	*

The Company has the following concentrations of business with each creditor constituting greater than 10% of the Company’s accounts payable:

	December 31,
	2011	2010
Creditors
Creditor A	50.69%	*
Creditor C	*	18.87%
Creditor D	*	16.51%
Creditor E	*	13.45%
Creditor F	*	10.71%
Creditor G	*	10.12%
________
* The concentration is less than 10%

The above concentrations make the Company vulnerable to a near-term severe impact should the relationships be terminated.